Significant Accounting Policies - Summary of Basis Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Building structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	15 to 20 years
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	5 years
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	3 years
Security equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	5 years
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	25 years
Production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	7 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight-line
Rate	5 to 10 years